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JBaris@mofo.com

February 20, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             The Victory Portfolios
File Nos. 33-8982, 811-4852

Ladies and Gentlemen:

We understand that our client, The Victory Portfolios (“Registrant”), is filing via EDGAR, pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”) Post-Effective Amendment No. 122 under the Securities Act and No. 123 under the 1940 Act to its registration statement on Form N-1A (the “Amendment”).  This Registrant is filing the Amendment to register shares of a new series portfolio, the Victory Munder Small Cap Growth Fund.

Although the Amendment will automatically become effective on May 5, 2015, Registrant and its principal underwriter, in a separate letter, are requesting that the Commission accelerate the effective date of the Amendment to April 30, 2015, in accordance with Rule 461 under the Securities Act.  We would appreciate receiving any comments you may have at your earliest convenience.

If you have any questions concerning the filing, please call me at 212-468-8053.

Very truly yours,

/s/ Jay G. Baris

Jay G. Baris

cc:           Karen L. Rossotto, Division of Investment Management

Christina D. Fettig, Division of Investment Management

Leigh A. Wilson, Chair of the Board

Michael D. Policarpo, II, Victory Capital Management Inc.

Christopher K. Dyer, Victory Capital Management Inc.

Erin G. Wagner, Victory Capital Management Inc.

Scott Stahorsky, Victory Capital Management Inc.

Edward J. Veilleux, Chief Compliance Officer

Nathan J. Greene, Shearman & Sterling LLP
Kelley A. Howes

S. Elliott Cohan

Matthew J. Kutner